Note 11 - Common Stock, Additional Paid-In Capital and Warrants	6 Months Ended
Jun. 30, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
11.	Common Stock, Additional Paid-In Capital and Warrants

Reverse Stock Split: On April 21, 2014, the Company effected a 1-for-7 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. All share and per share amounts in these financial statements have been retroactively adjusted to reflect this stock split. As a result of the reverse stock split, the number of outstanding shares as of April 21, 2014 was decreased to 8,309,989 while the par value of the Company’s common shares remained unchanged at $0.01 per share. As a result of the reverse stock split, 15 fractional shares were cancelled.

Issuance of common stock for the purchase of newbuilding vessels: On March 19, 2014, pursuant to four separate share purchase agreements the Company entered into with affiliates of the Company’s CEO, along with unaffiliated third parties, the Company acquired the five vessel-owning companies which are party to the shipbuilding contracts for Hull Nos. S407, S418, S419, S414 and S417, in exchange for a total consideration of $43,333 paid in the form of $2,500 in cash and 5,833,214 newly-issued common shares (see Note 4).

Issuance of common stock and warrants as part of the follow-on offering: On June 6, 2014, the Company priced an underwritten public offering of 10,000,000 shares of common stock, and warrants to purchase 5,000,000 common shares, at $2.00 per common share and $0.00001 per warrant.  The warrants have an exercise price of $2.50 per share, are exercisable immediately, and will expire five years from the date of issuance. Each warrant grants the warrant holder the option to purchase one common share of the Company at any time within the abovementioned term (American style option). The Company granted the underwriters a 45-day option to purchase up to an additional 1,500,000 common shares and/or up to 750,000 additional warrants to cover over-allotments, if any. Up to June 30, 2014, the underwriters have purchased 330,000 warrants (on June 11, 2014) and 660,000 shares (on June 18, 2014). The gross proceeds from this offering before deducting the underwriting discount and other offering expenses payable by us were $21,320.

Issuance of warrants as part of the underwriting agreement: On June 6, 2014, the Company entered into an underwriting agreement in connection with the Company’s follow-on offering with AEGIS Capital Corp (“AEGIS”). Pursuant to this agreement the Company granted to AEGIS warrants to purchase up to a total of 300,000 common shares. Each warrant grants AEGIS the option to purchase one common share of the Company, has an exercise price of $2.50, is exercisable at any time (American style option) from June 6, 2015 onwards and will expire five years from the grant date.

Issuance of warrants as part of an agreement for the provision of investor relation services: On June 16, 2014 the Company entered into an agreement for the provision of investor relation services with an unaffiliated party. As part of the consideration for the provision of the above-mentioned services the Company granted the unaffiliated party 80,000 warrants with an exercise price of $2.50 that expire two years after their issuance. The grant date is deemed to be the date of the agreement and as per the latter the warrants are to be issued in two tranches; 40,000 on September 15, 2014 and another 40,000 on March 15, 2015. Each warrant grants the warrant holder the option to purchase one common share of the Company at any time within the abovementioned term (American style option).

Warrants:

i). Warrants relating to the follow-on offering

The fair value of the 5,000,000 warrants issued on June 6, 2014 and the 330,000 warrants issued on June 11, 2014, was estimated at $1.55 (or $1.22 accounting for dilution effect), using the Cox, Ross and Rubinstein Binominal methodology. The assumptions used to calculate the fair value of the warrants were as follows:

a. Underlying stock price of $2.00 being the follow-on share price on June 6, 2014 for the 5,000,000 warrants and $1.85 being the share price on June 11, 2014 for the 330,000 warrants

b. Exercise price of $2.50 based upon the warrant agreement

c. Volatility of 90.49% based upon historical data

d. Time to expiration of 5 years based upon the warrant agreement

e. Risk-free interest rate based on the treasury securities with a similar term

f. No dividends

The warrants issued in connection with our follow-on offering provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange of cash. However the warrants provide for a series of round down protection features (see below) that in accordance with ASC 815-40 led to their classification as a liability since the settlement amount of the warrants may not equal the difference between the fair value of a fixed number of the Company shares and a fixed strike price. As a result, the fair value of the warrants was classified to liabilities and subsequent changes in fair value will be recognized in the consolidated statement of comprehensive income.

Our valuation has taken into account the round down measures embedded in the warrant agreement. These measures provide for a downward adjustment of the exercise price of each warrant in the following cases:

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Issuance of Common Shares: if the Company issues or sells any common shares for a consideration per share less than the exercise price of the warrants then the latter shall be reduced to match the reduced consideration per share.

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Issuance of Options or Convertible Securities: if the Company issues or sells any options at a strike price that is lower than the exercise price of the warrants then the latter will be reduced to match the strike price of the options. If the Company issues convertibles that end up converting at a price per share that is lower than the exercise price of the warrants then the latter will be reduced to match the conversion price per share.

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Holder's Right of Alternative Exercise Price Following Issuance of Certain Options or Convertible Securities. if the Company issues or sells any options or convertible securities that are convertible into or exchangeable or exercisable for common shares at a price which varies or may vary with the market price of the common shares (Variable Price), the warrant holder shall have the right, but not the obligation, to substitute the Variable Price for the exercise price of the warrants.

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Adjustment upon Market Price Decrease.  if at any time prior to June 11, 2015, the Company effects a reverse stock split and 125% of the closing market price of the Company’s common shares during any three consecutive trading days, after the effective date of the reverse stock split, is less than $2, then the exercise price of the warrants shall be reduced to 125% of the amount of the lowest closing market price of the common shares during such three trading day period. The exercise price of the warrants cannot be reduced more than 20%. No adjustment will apply for subsequent reverse stock splits.

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Other Events. if the Company takes any action that results in the dilution of the warrant holder not covered by the abovementioned round down protection measures (including, the granting of stock appreciation rights, phantom stock rights or other rights with equity features), then the Company shall determine and implement an appropriate adjustment in the exercise price so as to protect the rights of the warrant holder.

The effect of the round-down protection measures on the value of the warrants was to increase their value by $0.21 per warrant (or $0.17 accounting for dilution effect).

ii). Warrants granted to the Underwriter

The fair value of the warrants granted on June 6, 2014 (300,000 warrants) to AEGIS, was estimated at $ 1.36 (or $1.34 accounting for dilution effect), using the Cox, Ross and Rubinstein Binominal methodology. The assumptions used to calculate the fair value of the warrants were as follows:

a. Underlying stock price of $2.00 being the share price on June 6, 2014

b. Exercise price of $2.50 based upon the warrant agreement

c. Volatility of 92.82% based upon historical data

d. Time to expiration of 4 years based upon the warrant agreement

e. Risk-free interest rate based on the treasury securities with a similar term

f. No dividends

The warrants issued as part of the underwriting agreement provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange of cash. As a result, the fair value of the warrants was classified into permanent equity and subsequent changes in fair value are not recognized in the consolidated financial statements.

iii). Warrants relating to the provision of Investor Relation services

The fair value of the warrants granted on June 16, 2014 (80,000 warrants) to the third party investor relations company, was estimated using the Cox, Ross and Rubinstein Binominal methodology as follows: $0.95 for the 40,000 warrant tranche to be issued on September 15, 2014 and $1.05 for the 40,000 warrant tranche to be issued on March 15, 2015. The assumptions used to calculate the fair value of the warrants were as follows:

a. Underlying stock price of $2.11 being the share price on June 16, 2014

b. Exercise price of $2.50 based upon the warrant agreement

c. Volatility of 87.55% based upon historical data

d. Time to expiration of 2 years based upon the warrant agreement

e. Risk-free interest rate based on the treasury securities with a similar term

f. No dividends

The warrants issued as part of the consideration for the provision of Investor Relation services provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange of cash. As a result, the fair value of the warrants was classified into permanent equity and subsequent changes in fair value are not recognized in the consolidated financial statements.

As a result of the change in number of common shares assumed to be outstanding through April 21, 2014 earnings per common share for the six months ended June 30, 2013 and 2014 are adjusted as follows:

	Six months ended June 30,
	2013	2014
Earnings / (loss) per share, basic and diluted before reverse stock split	$0.26	$(0.01)
Reverse stock split impact on Earnings / (loss) per share, basic and diluted	$1.58	$(0.05)
Earnings / (loss) per share, basic and diluted after reverse stock split	$1.84	$(0.06)